Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Other payables [Abstract]
Schedule of Other Payables
	December 31
	2022	2021
	USD in thousands
Employees and employee institutions	806	871
Expenses payable	305	620
Other liabilities	3	91
	1,114	1,582